Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 8, 2015 to the

Blackstone Alternative Multi-Manager Fund

Prospectus and Statement of Additional Information,

each dated July 30, 2014

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Blackstone Senfina Advisors L.L.C. (“Senfina”) will serve as a sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus and “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 13 of the Prospectus are amended and restated as follows:

Sub-Adviser	Strategy
AlphaParity, LLC	Quantitative Strategies
Bayview Asset Management, LLC	Fundamental Strategies
Blackstone Senfina Advisors L.L.C.	Fundamental Strategies
Boussard & Gavaudan Investment Management, LLP	Multi-Strategy Strategies
BTG Pactual Asset Management US, LLC	Global Macro Strategies
Caspian Capital LP	Opportunistic Trading Strategies
Cerberus Sub-Advisory I, LLC	Opportunistic Trading Strategies
Chatham Asset Management, LLC	Opportunistic Trading Strategies
EMSO Partners Limited	Fundamental Strategies
Good Hill Partners LP	Fundamental Strategies
GS Investment Strategies, LLC	Fundamental Strategies
HealthCor Management, L.P.	Fundamental Strategies
Nephila Capital Ltd.	Opportunistic Trading Strategies
Rail-Splitter Capital Management, LLC	Fundamental Strategies
Sorin Capital Management, LLC	Fundamental Strategies
Two Sigma Advisers, LLC	Quantitative Strategies
Union Point Advisors, LLC	Fundamental Strategies
Verde Serviços Internacionais S.A.	Global Macro Strategies
Waterfall Asset Management, LLC	Fundamental Strategies
Wellington Management Company LLP	Fundamental Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section on page 11 of the Prospectus is amended and restated as follows:

AlphaParity, LLC

Bayview Asset Management, LLC

Blackstone Senfina Advisors L.L.C.

Boussard & Gavaudan Investment Management, LLP

BTG Pactual Asset Management US, LLC

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

Chatham Asset Management, LLC

EMSO Partners Limited

Good Hill Partners LP

GS Investment Strategies, LLC

HealthCor Management, L.P.

Nephila Capital Ltd.

Rail-Splitter Capital Management, LLC

Sorin Capital Management, LLC

Two Sigma Advisers, LLC

Union Point Advisors, LLC

Verde Serviços Internacionais S.A.

Waterfall Asset Management, LLC

Wellington Management Company LLP

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” on page 30 of the Prospectus:

•	Blackstone Senfina Advisors L.L.C. (“Senfina”), located at 345 Park Avenue, New York, NY 10154, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, manages a portion of the Fund’s assets using a Fundamental Strategy. Founded in 2014, Senfina had approximately $458 million in assets under management as of April 1, 2015.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” on pages 51-52 of the Statement of Additional Information:

Blackstone Senfina Advisors L.L.C. Senfina is an indirect wholly-owned subsidiary of The Blackstone Group L.P., a publicly traded master limited partnership that has units that trade on the New York Stock Exchange under the symbol “BX.” Senfina is an affiliate of BAIA, the Fund’s investment adviser, on the basis that it is under common control with BAIA.

Shareholders should retain this Supplement for future reference.